RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
RELATED PARTY TRANSACTIONS
Schedule of notes payable related party
March 31, 2026	December 31, 2025
$6,910	$6,910
23,247	23,247
38,628	38,628
$68,785	$68,785

December 31, 2025	December 31, 2024
$6,910	$6,910
23,247	23,247
38,628	38,628
$68,785	$68,785